Unit-based Compensation - Schedule of Share Based Payment Award Warrant Units Valuation Assumptions (Detail) - Warrant Units [Member]	3 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Schedule Of Share Based Payment Award Valuation Assumptions [Line Items]
Dividend yield	0.00%	0.00%
Volatility	43.00%	43.00%
Risk-free interest rate	1.65%	1.65%
Expected term (years)	10 years	10 years